Loans	12 Months Ended
Jun. 30, 2023
Loans [Abstract]
LOANS

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2023	2022
Residential real estate
One- to four-family	$240,076	$216,432
Multi-family	19,067	14,252
Construction	12,294	1,363
Land	470	1,062
Farm	1,346	1,338
Nonresidential real estate	30,217	31,441
Commercial and industrial	1,184	1,006
Consumer and other
Loans on deposits	855	891
Home equity	9,217	7,670
Automobile	104	117
Unsecured	611	540
	315,441	276,112
Allowance for loan losses	(1,634)	(1,529)
	$313,807	$274,583

The amounts above include net deferred loan fees of $330,000 and $290,000 as of June 30, 2023 and 2022.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2023 and 2022. There were $196,000 and $400,000 in loans acquired with deteriorated credit quality at June 30, 2023 and 2022, respectively.

June 30, 2023:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$2,833	$196	$3,029	$-
Nonresidential real estate	1,717	-	1,717	-
Home Equity	267	-	267	-
	4,817	196	5,013	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$237,047	$857
Multi-family			19,067	278
Construction			12,294	41
Land			470	1
Farm			1,346	4
Nonresidential real estate			28,500	405
Commercial and industrial			1,184	24
Consumer and other
Loans on deposits			855	1
Home equity			8,950	24
Automobile			104	-
Unsecured			611	1
			310,428	1,634
			$315,441	$1,634

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$3,221	$400	$3,621	$-
Multi-family	570	-	570	-
Farm	270	-	270	-
Nonresidential real estate	1,073	-	1,073	-
Consumer and other
Home equity	87	-	87	-
Unsecured	5	-	5	-
	5,226	400	5,626	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$212,811	$800
Multi-family			13,682	231
Construction			1,363	4
Land			1,062	3
Farm			1,068	5
Nonresidential real estate			30,368	461
Commercial and industrial			1,006	2
Consumer and other
Loans on deposits			891	1
Home equity			7,583	21
Automobile			117	-
Unsecured			535	1
			270,486	1,529
			$276,112	$1,529

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following table presents impaired loans by class of loans as of and for the years ended June 30, 2023 and 2022:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

June 30, 2023:

With no related allowance recorded:
Residential real estate
One- to four-family	$3,029	$-	$3,325	$161	$161
Multi-family	-	-	285	22	22
Farm	-	-	135	15	15
Nonresidential real estate	1,717	-	1,395	63	63
Consumer and other
Home equity	267	-	177	6	6
Unsecured	-	-	2	1	1
	$5,013	$-	$5,319	$268	$268

June 30, 2022:

With no related allowance recorded:
Residential real estate
One- to four-family	$3,621	$-	$3,970	$145	$145
Multi-family	570	-	608	19	19
Farm	270	-	272	16	16
Nonresidential real estate	1,073	-	1,220	59	59
Consumer and other			-	-	-
Home equity	87	-	52	1	1
Unsecured	5	-	11	-	-
	$5,626	$-	$6,133	$240	$240

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2023 and 2022. The tables include loans acquired with deteriorated credit quality. At June 30, 2023, the table below includes approximately $197,000 of loans on nonaccrual and no loans past due over 90 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2022, approximately $301,000 of loans on nonaccrual and no loans past due over 90 days and still accruing represent such loans.

	June 30, 2023		June 30, 2022
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

Residential real estate
One- to four-family	$3,028	$365	$3,528	$287
Multi-family	-	-	570	-
Farm	-	-	270	-
Nonresidential real estate	1,013	-	1,073	-
Commercial and industrial	-	-	-	1
Consumer and other
Home equity	267	-	87	-
Unsecured	-	28	3	-
	$4,308	$393	$5,531	$288

One- to four-family loans in process of foreclosure totaled $766,000 and $489,000 at June 30, 2023 and 2022, respectively.

Troubled Debt Restructurings:

A Troubled Debt Restructuring (“TDR”) is the situation where the Bank grants a concession to the borrower that the Banks would not otherwise have considered due to the borrower’s financial difficulties. All TDRs are considered “impaired.”

At June 30, 2023 and 2022, the Company had $464,000 and $1.4 million of loans classified as TDRs, respectively. Of the TDRs at June 30, 2023, approximately 40.3% were related to the borrower’s completion of Chapter 7 bankruptcy proceedings with no reaffirmation of the debt to the Banks.

During the year ended June 30, 2023 and 2022, the Company had no loans restructured as TDRs.

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2023 or 2022. At June 30, 2023 and 2022, TDR loans on nonaccrual status totaled $430,000 and $1.4 million, respectively. The Company had no commitments to lend additional amounts as of June 30, 2023 and 2022, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had no TDR loans which defaulted during fiscal 2023 or during fiscal 2022.

The following tables present the aging of the principal balance outstanding in accruing past due loans as of June 30, 2023 and 2022, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2023, the table below includes $68,000 in loans 30-89 days past due and approximately $58,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2022, the table below includes $161,000 in loans 30-89 days past due and approximately $15,000 of loans past due over 90 days of such loans.

June 30, 2023:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$3,415	$1,514	$4,929	$235,147	$240,076
Multi-family	-	-	-	19,067	19,067
Construction	-	-	-	12,294	12,294
Land	-	-	-	470	470
Farm	-	-	-	1,346	1,346
Nonresidential real estate	662	-	662	29,555	30,217
Commercial and industrial	-	28	28	1,156	1,184
Consumer and other
Loans on deposits	-	-	-	855	855
Home equity	168	267	435	8,782	9,217
Automobile	-	-	-	104	104
Unsecured	17	-	17	594	611
	$4,262	$1,809	$6,071	$309,370	$315,441

June 30, 2022:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$2,662	$1,326	$3,988	$212,444	$216,432
Multi-family	-	-	-	14,252	14,252
Construction	5	-	5	1,358	1,363
Land	-	-	-	1,062	1,062
Farm	-	-	-	1,338	1,338
Nonresidential real estate	-	-	-	31,441	31,441
Commercial and industrial	72	1	73	933	1,006
Consumer and other
Loans on deposits	-	-	-	891	891
Home equity	188	71	259	7,411	7,670
Automobile	-	-	-	117	117
Unsecured	-	-	-	540	540
	$2,927	$1,398	$4,325	$271,787	$276,112

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above.

As of June 30, 2023, and 2022, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2023:

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$234,765	$170	$5,141	$-
Multi-family	19,067	-	-	-
Construction	12,294	-	-	-
Land	470	-	-	-
Farm	1,346	-	-	-
Nonresidential real estate	27,816	684	1,717	-
Commercial and industrial	1,184	-	-	-
Consumer and other
Loans on deposits	855	-	-	-
Home equity	8,879	-	338	-
Automobile	104	-	-	-
Unsecured	611	-	-	-
	$307,391	$854	$7,196	$-

June 30, 2022:

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$210,830	$194	$5,408	$-
Multi-family	13,682	-	570	-
Construction	1,363	-	-	-
Land	1,062	-	-	-
Farm	1,068	-	270	-
Nonresidential real estate	29,666	702	1,073	-
Commercial and industrial	1,006	-	-	-
Consumer and other
Loans on deposits	891	-	-	-
Home equity	7,548	-	122	-
Automobile	117	-	-	-
Unsecured	535	-	5	-
	$267,768	$896	$7,448	$-

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2023 and 2022:

June 30, 2023:

(in thousands)	Beginning balance	Provision (credit) for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate
One- to four-family	$800	$73	$(29)	$13	$857
Multi-family	231	47	-	-	278
Construction	4	37	-	-	41
Land	3	(2)	-	-	1
Farm	5	(1)	-	-	4
Nonresidential real estate	461	(64)	-	8	405
Commercial and industrial	2	21	-	-	23
Consumer and other
Loans on deposits	1	-	-	-	1
Home equity	21	2	-	-	23
Automobile	-		-	-	-
Unsecured	1	-	-	-	1
	$1,529	$113	$(29)	$21	$1,634

June 30, 2022:

(in thousands)	Beginning balance	Provision (credit) for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate
One- to four-family	$794	$37	$(31)	$-	$800
Multi-family	291	(60)	-	-	231
Construction	12	(8)	-	-	4
Land	3	-	-	-	3
Farm	5	-	-	-	5
Nonresidential real estate	494	(33)	-	-	461
Commercial and industrial	5	(3)	-	-	2
Consumer and other
Loans on deposits	2	(1)	-	-	1
Home equity	15	6	-	-	21
Automobile	-	-	-	-	-
Unsecured	1	2	(4)	2	1
	$1,622	$(60)	$(35)	$2	$1,529

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a purchase credit discount of $88,000 and $88,000, at June 30, 2023 and 2022, respectively, was as follows:

(in thousands)	2023	2022
Residential real estate
One- to four-family	$196	$400

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2023	2022
Balance at beginning of year	$339	$390
Accretion of income	(45)	(51)
Balance at end of year	$294	$339

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2023 or 2022, nor were any allowance for loan losses reversed during those years.